SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2026	Dec. 31, 2025
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years
Office Furniture and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of assets		7 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Leasehold improvements [Extensible Enumeration]		Lease term or useful life, whatever is shorter
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of assets		10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of assets	7 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives of assets	6 years